Fair Value of Financial Instruments - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Carrying value of an impaired loan	$ 112	$ 2,920
Impaired loans, allowance for loan losses	3	907
Fair value adjustment to OREO due to declines or impairment after foreclosure	$ 836	$ 0